Consolidated Statements of Shareholders' Equity	Total USD ($)	Total CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	High-vote ordinary shares [Member] USD ($)	High-vote ordinary shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional paid- in capital [Member] USD ($)	Additional paid- in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Noncontrolling interest [Member] USD ($)	Noncontrolling interest [Member] CNY
Balance at Dec. 31, 2010		1,094,868,684		1,991,115		2,362,999		(96,152,839)		1,532,427,354		6,721,199		(172,481,144)
Balance, shares at Dec. 31, 2010				24,735,401		28,550,704		(3,719,928)
Net income/(loss)		39,270,319												39,270,319
Statutory reserves												7,885,227		(7,885,227)
Exercise of stock options		34,773,364		129,259				13,083,254		21,698,670				(137,819)
Exercise of stock options, shares				2,490,159				506,122
Vesting of performance units		47,743						7,575,342		(607,576)				(6,920,023)
Vesting of performance units, shares				293,050				293,050
Issuance of new shares to TCH Sapphire, net of offering expenses		548,738,742		392,584		327,951				548,018,207
Issuance of new shares to TCH Sapphire, net of offering expenses, shares				6,031,500		5,038,500
Issuance of new shares to Expedia Asia Pacific, net of offering expenses		267,906,836		351,513						267,555,323
Issuance of new shares to Expedia Asia Pacific, net of offering expenses, shares				5,400,500
Share-based compensation cost		20,377,087								20,377,087
Balance at Dec. 31, 2011		2,005,982,775		2,864,471		2,690,950		(75,494,243)		2,209,469,065		14,606,426		(148,153,894)
Balance, shares at Dec. 31, 2011				38,950,610		33,589,204		(2,920,756)
Net income/(loss)		471,278												471,278
Statutory reserves												802,281		(802,281)
Exercise of stock options		14,032,122						13,095,145		1,307,262				(370,285)
Exercise of stock options, shares				506,582				506,582
Vesting of performance units		31,082						5,045,041		(1,307,262)				(3,706,697)
Vesting of performance units, shares				195,166				195,166
Share-based compensation cost		29,107,731								29,107,731
Repurchase of ordinary shares		(12,750,725)						(12,750,725)
Repurchase of ordinary shares, shares								(316,466)
Balance at Dec. 31, 2012		2,036,874,263		2,864,471		2,690,950		(70,104,782)		2,238,576,796		15,408,707		(152,561,879)
Balance, shares at Dec. 31, 2012				39,652,358		33,589,204		(2,535,474)
Net income/(loss)	(27,785,568)	(168,205,494)												(167,730,074)		(475,420)
Statutory reserves												4,715,975		(4,715,975)
Exercise of stock options		23,612,000						20,536,636		3,220,263				(144,879)
Exercise of stock options, shares				794,454				794,454
Vesting of performance units		231,823						18,638,625		(2,664,446)				(15,742,356)
Vesting of performance units, shares				719,902				719,902
Acquisition of 2013 Acquired Company (note 3)		16,734,018														16,734,018
Equity issuance of subsidiaries		2,837,650														2,837,650
Share-based compensation cost		59,000,006								59,000,006
Balance at Dec. 31, 2013	$ 325,599,928	1,971,084,286	$ 473,177	2,864,471	$ 444,513	2,690,950	$ (5,109,193)	(30,929,521)	$ 379,624,464	2,298,132,619	$ 3,324,361	20,124,682	$ (56,311,869)	(340,895,163)	$ 3,154,475	19,096,248
Balance, shares at Dec. 31, 2013			41,166,714		33,589,204		(1,021,118)